Discontinued operations and assets and liabilities of disposal groups - Profit/(loss) from discontinued operations, net of tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit/(loss) from discontinued operations, net of tax
Operating profit before tax			£ 1,766
Provision for gain/(loss) on disposal			(273)
Total profit/(loss) from discontinued operation, net of tax			1,541
Profit from discontinued operations attributable to non-controlling interests	£ 0	£ 0	334
Citizens
Noncurrent assets or disposal groups classified as held for sale
Gain on disposal relating to derecognition of assets and liabilities			248
Revaluation surplus			989
Profit/(loss) from discontinued operations, net of tax
Interest receivable			1,433
Interest payable			(144)
Net interest income			1,289
Non-interest income			615
Total income			1,904
Operating expenses			(1,181)
Profit before impairment losses			723
Impairment losses			(103)
Operating profit before tax			620
Tax charge			(212)
Profit after tax			408
Total profit/(loss) from discontinued operation, net of tax			1,525
Citizens | Subsidiary
Profit/(loss) from discontinued operations, net of tax
Gain on disposal of noncurrent assets			1,147
Provision for gain/(loss) on disposal			10
Citizens | Associate
Profit/(loss) from discontinued operations, net of tax
Gain on disposal of noncurrent assets			90
Provision for gain/(loss) on disposal			(130)
Other
Profit/(loss) from discontinued operations, net of tax
Total profit/(loss) from discontinued operation, net of tax			£ 16